NET INVESTMENT IN DIRECT FINANCING LEASES - Schedule of Future Minimum Lease Receipts (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
NET INVESTMENT IN DIRECT FINANCING LEASES
Within 1 year	$ 6,030	$ 332,802
2 years	0	41,764
3 years	38,797	101,782,289
4 years	96,582,534	14,659,311
5 years	11,900,382	6,076,992
6 years	5,360,850	0
Total minimum finance lease receivables	$ 113,888,592	$ 122,893,158